(LOSS)/EARNINGS PER SHARE	6 Months Ended
Jun. 30, 2020
Earnings Per Share [Abstract]
(LOSS)/EARNINGS PER SHARE	(LOSS)/EARNINGS PER SHARE
The computation of basic earnings per share (“EPS”) is based on the weighted average number of shares outstanding during the period and the consolidated net income or loss of the Company. Diluted EPS includes the effect of the assumed conversion of potentially dilutive instruments.

The components of the numerator for the calculation of basic and diluted EPS are as follows:

	Six months ended
(in thousands of $)	June 30, 2020	June 30, 2019
Basic earnings per share:
Net (loss)/income available to stockholders	(75,156)	61,713
Diluted earnings per share:
Net (loss)/income available to stockholders	(75,156)	61,713
Interest and other expenses attributable to dilutive convertible bonds	—	11,319
Net (loss)/income assuming dilution	(75,156)	73,032

The components of the denominator for the calculation of basic and diluted EPS are as follows:

	Six months ended
(in thousands)	June 30, 2020	June 30, 2019
Basic earnings per share:
Weighted average number of common shares outstanding*	107,776	107,608
Diluted earnings per share:
Weighted average number of common shares outstanding*	107,776	107,608
Effect of dilutive share options	—	50
Effect of dilutive convertible bonds	—	21,677
Weighted average number of common shares outstanding assuming dilution	107,776	129,335

	Six months ended
	June 30, 2020	June 30, 2019
Basic (loss)/earnings per share:	$(0.70)	$0.57
Diluted (loss)/ earnings per share:	$(0.70)	$0.56

*The weighted average number of common shares outstanding excludes 8,000,000 shares issued as part of a share lending arrangement relating to the Company's issuance of 5.75% senior unsecured convertible bonds in October 2016. It also excludes 3,765,842 shares issued as of June 30, 2020 from up to 7,000,000 shares issuable under a share lending arrangement relating to the Company's issuance of 4.875% senior unsecured convertible bonds in April and May 2018. These lent shares are owned by the Company and will be returned on or before maturity of the bonds in 2021 and 2023, respectively.

As of June 30, 2020, the outstanding balance on the 4.875% senior unsecured convertible bonds issued in April and May 2018, the 5.75% senior unsecured convertible bonds issued in October 2016 and the share options were antidilutive.